Description of Business and Significant Accounting Policies - Related Party Transactions (Details) - Bradesco [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenues with related party	$ 59	$ 79	$ 82
Receivables outstanding from related party	$ 15	$ 18